Note Receivables (Details) - Schedule of Note Receivables - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Note Receivables [Abstract]
Loan receivables	$ 3,803,866
Less: allowance for current expected credit losses	(48,072)
Total	$ 3,755,794